Unaudited Supplemental Schedules	12 Months Ended
Dec. 31, 2015
Unaudited Supplemental Schedules

UNAUDITED SUPPLEMENTAL SCHEDULES

As required by the indentures governing the Company’s 5.125% Senior Notes, 4.875% Senior Notes and Senior Subordinated Notes (collectively the “Notes”), the Company has included in this filing, financial information for its subsidiaries that have been designated as unrestricted subsidiaries as defined by the indentures. As required by the indentures governing the Notes, the Company has included a condensed consolidating balance sheet and condensed consolidating statements of income, comprehensive income and cash flows for the Company and its subsidiaries. These supplementary schedules separately identify the Company’s restricted subsidiaries and unrestricted subsidiaries as required by the indentures.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2015

(In thousands)

	Restricted Group	Unrestricted Group	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$394,852	$193,651	$—	$588,503
Other current assets	213,164	(85,381)	—	127,783

Total current assets	608,016	108,270	—	716,286

Theatre properties and equipment, net	1,505,069	—	—	1,505,069

Other assets	1,771,028	242,268	(107,019)	1,906,277

Total assets	$3,884,113	$350,538	$(107,019)	$4,127,632

Liabilities and equity

Current liabilities
Current portion of long-term debt	$7,016	$1,389	$—	$8,405
Current portion of capital lease obligations	18,780	—	—	18,780
Accounts payable and accrued expenses	411,980	4	—	411,984

Total current liabilities	437,776	1,393	—	439,169

Long-term liabilities
Long-term debt, less current portion	1,768,763	4,167	—	1,772,930
Capital lease obligations, less current portion	208,952	—	—	208,952
Other long-term liabilities and deferrals	492,519	100,811	—	593,330

Total long-term liabilities	2,470,234	104,978	—	2,575,212

Commitments and contingencies

Equity	976,103	244,167	(107,019)	1,113,251

Total liabilities and equity	$3,884,113	$350,538	$(107,019)	$4,127,632

Note:    “Restricted Group” and “Unrestricted Group” are defined in the indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2015

(In thousands)

	Restricted Group	Unrestricted Group	Eliminations	Consolidated
Revenues	$2,852,609	$—	$—	$2,852,609

Cost of operations
Theatre operating costs	2,066,571	—	—	2,066,571
General and administrative expenses	154,050	2	—	154,052
Depreciation and amortization	189,206	—	—	189,206
Impairment of long-lived assets	8,801	—	—	8,801
Loss on sale of assets and other	8,143	—	—	8,143

Total cost of operations	2,426,771	2	—	2,426,773

Operating income (loss)	425,838	(2)	—	425,836

Other income (expense)	(118,425)	42,940	—	(75,485)

Income before income taxes	307,413	42,938	—	350,351
Income taxes	113,472	16,488	—	129,960

Net income	193,941	26,450	—	220,391
Less: Net income attributable to noncontrolling interests	1,859	—	—	1,859

Net income attributable to Cinemark USA, Inc.	$192,082	$26,450	$—	$218,532

Note:    “Restricted Group” and “Unrestricted Group” are defined in the indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2015

(In thousands)

	Restricted Group	Unrestricted Group	Eliminations	Consolidated
Net income	$193,941	$26,450	$—	$220,391

Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of settlements, net of taxes of $1,562	2,636	—	—	2,636
Unrealized loss due to fair value adjustments on available-for-sale securities, net of taxes of $572	(957)	—	—	(957)
Other comprehensive loss in equity method investments	(33)	(3,086)	—	(3,119)
Foreign currency translation adjustments, net of taxes of $888	(125,512)	—	—	(125,512)

Total other comprehensive loss, net of tax	(123,866)	(3,086)	—	(126,952)

Total comprehensive income, net of tax	70,075	23,364	—	93,439
Comprehensive income attributable to noncontrolling interests	(1,821)	—	—	(1,821)

Comprehensive income attributable to Cinemark USA, Inc.	$68,254	$23,364	$—	$91,618

Note:    “Restricted Group” and “Unrestricted Group” are defined in the indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2015

(In thousands)

	Restricted Group	Unrestricted Group	Eliminations	Consolidated
Operating activities
Net income	$193,941	$26,450	$—	$220,391
Adjustments to reconcile net income to cash provided by operating activities	220,661	(9,099)	—	211,562
Changes in assets and liabilities	15,124	8,148	—	23,272

Net cash provided by operating activities	429,726	25,499	—	455,225

Investing activities
Additions to theatre properties and equipment and other	(331,726)	—	—	(331,726)
Acquisition of theatre in Brazil	(2,651)	—	—	(2,651)
Proceeds from sale of theatre properties and equipment and other	9,966	—	—	9,966
Investment in joint ventures and other	(500)	(3,211)	—	(3,711)

Net cash used for investing activities	(324,911)	(3,211)	—	(328,122)

Financing activities
Dividends paid to parent	(115,225)	—	—	(115,225)
Repayments of long-term debt	(8,420)	—	—	(8,420)
Payment of debt issue costs	(6,957)	—	—	(6,957)
Payments on capital leases	(16,513)	—	—	(16,513)
Other	(3,394)	—	—	(3,394)

Net cash used for financing activities	(150,509)	—	—	(150,509)

Effect of exchange rate changes on cash and cash equivalents	(26,932)	—	—	(26,932)

Increase (decrease) in cash and cash equivalents	(72,626)	22,288	—	(50,338)
Cash and cash equivalents:
Beginning of year	467,478	171,363	—	638,841

End of year	$394,852	$193,651	$—	$588,503

Note:    “Restricted Group” and “Unrestricted Group” are defined in the indentures for the senior notes and senior subordinated notes.